Average Annual Total Returns{- Fidelity® Real Estate Investment Portfolio} - 07.31 Fidelity Real Estate Investment Portfolio PRO-08 - Fidelity® Real Estate Investment Portfolio	Fidelity Real Estate Investment Portfolio-Default Return Before Taxes Past 1 year	Fidelity Real Estate Investment Portfolio-Default Return Before Taxes Past 5 years	Fidelity Real Estate Investment Portfolio-Default Return Before Taxes Past 10 years	Fidelity Real Estate Investment Portfolio-Default After Taxes on Distributions Past 1 year	Fidelity Real Estate Investment Portfolio-Default After Taxes on Distributions Past 5 years	Fidelity Real Estate Investment Portfolio-Default After Taxes on Distributions Past 10 years	Fidelity Real Estate Investment Portfolio-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Real Estate Investment Portfolio-Default After Taxes on Distributions and Sales Past 5 years	Fidelity Real Estate Investment Portfolio-Default After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	IXWEJ Past 1 year	IXWEJ Past 5 years	IXWEJ Past 10 years
Total	(7.93%)	4.47%	8.33%	(9.23%)	2.96%	7.09%	(4.26%)	3.14%	6.39%	18.40%	15.22%	13.88%	(14.06%)	2.32%	7.15%